OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Other Accounts Payable [Text Block]
NOTE 7 -	OTHER ACCOUNTS PAYABLE

	December 31,
	2011	2010
	U.S. $ in thousands

Employee and payroll accruals	141	471
Ramot accrued expenses	-	60
	141	531